Financial assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Financial Instruments by Category
(a)	Financial instruments by category

		Derivatives
	Loans and	used for	Available
	receivables	hedging	for sale	Total
	RMB million	RMB million	RMB million	RMB million
2017
Financial assets
Available-for-sale investments	—	—	800	800
Derivative financial instruments	—	151	—	151
Trade and notes receivables	2,124	—	—	2,124
Prepayments and other receivables	3,913	—	—	3,913
Restricted bank deposits and short-term bank deposits	51	—	—	51
Cash and cash equivalents	4,605	—	—	4,605
Other non-current assets	293	—	—	293

Total	10,986	151	800	11,937

	Derivatives
	used for	Loans and
	hedging	borrowings	Total
	RMB million	RMB million	RMB million
2017
Financial liabilities
Borrowings	—	63,801	63,801
Obligations under finance leases	—	66,868	66,868
Derivative financial instruments	325	—	325
Trade and bills payables	—	3,184	3,184
Other payables and accruals	—	12,964	12,964

Total	325	146,817	147,142

		Derivatives
	Loans and	used for	Available
	receivables	hedging	for sale	Total
	RMB million	RMB million	RMB million	RMB million
2016
Financial assets
Available-for-sale investments	—	—	645	645
Derivative financial instruments	—	148	—	148
Trade and notes receivables	2,660	—	—	2,660
Prepayments and other receivables	2,937	—	—	2,937
Restricted bank deposits and short-term bank deposits	43	—	—	43
Cash and cash equivalents	1,695	—	—	1,695
Other non-current assets	285	—	—	285

Total	7,620	148	645	8,413

	Derivatives
	used for	Loans and
	hedging	borrowings	Total
	RMB million	RMB million	RMB million
2016
Financial liabilities
Borrowings	—	56,732	56,732
Obligations under finance leases	—	61,041	61,041
Derivative financial instruments	58	—	58
Trade and bills payables	—	3,376	3,376
Other payables and accruals	—	12,942	12,942

Total	58	134,091	134,149

Summary of Contractual Undiscounted Cash Flows of Financial Liabilities

The table below analyses the Group’s financial liabilities that will be settled into relevant maturity groupings based on the remaining period at the reporting date to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

	Less than			Over
	1 year	1 and 2 years	2 and 5 years	5 years	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
At 31 December 2017
Borrowings	41,060	7,325	10,161	10,014	68,560
Derivative financial instruments	324	—	1	—	325
Obligations under finance leases	11,651	10,408	27,895	30,196	80,150
Trade, bills and other payables	16,148	—	—	—	16,148

Total	69,183	17,733	38,057	40,210	165,183

	Less than			Over
	1 year	1 and 2 years	2 and 5 years	5 years	Total
	RMB million	RMB million	RMB million	RMB million	RMB million
At 31 December 2016
Borrowings	30,262	5,670	14,961	10,813	61,706
Derivative financial instruments	11	33	8	6	58
Obligations under finance leases	8,123	7,526	21,905	33,277	70,831
Trade, bills and other payables	16,318	—	—	—	16,318

Total	54,714	13,229	36,874	44,096	148,913

Summary of Debt Ratio

The Group monitors capital on the basis of the debt ratio, which is calculated as total liabilities divided by total assets. The debt ratios at 31 December 2017 and 2016 were as follows:

	2017	2016
	RMB million	RMB million
Total liabilities	170,949	159,958
Total assets	229,727	212,324
Debt ratio	0.74	0.75

Summary of Financial Instruments Not Measured at Fair Value

The carrying amounts and fair values of the Group’s financial instruments, other than those with carrying amounts that reasonably approximate to fair values, were as follows:

	2017		2016
	Carrying		Carrying
	amounts	Fair values	amounts	Fair values
	RMB million	RMB million	RMB million	RMB million
Financial assets
Deposits relating to aircraft held under operating leases included in other non-current assets	217	193	285	258

Financial liabilities
Long-term borrowings	24,711	23,812	27,890	28,075
Obligations under finance leases	57,627	57,352	54,594	50,408

Total	82,338	81,164	82,484	78,483

Disclosure of fair value of financial instruments

The following tables illustrate the fair value measurement hierarchy of the Group’s financial instruments:

Assets and liabilities measured at fair value:

As at 31 December 2017
	Fair value measurement using
	Quoted prices in active markets (Level 1) RMB million	Significant observable inputs (Level 2) RMB million	Significant unobservable inputs (Level 3) RMB million	Total RMB million
Assets
Derivative financial instruments
-Interest rate swaps (note 39(a))	—	151	—	151
Available-for-sale financial Assets (note 24)	693	—	—	693

Total	693	151	—	844

Liabilities
Derivative financial instruments
-Forward foreign exchange contracts (note 39(b))	—	311	—	311
-Interest rate swaps (note 39(a))	—	14	—	14

Total	—	325	—	325

As at 31 December 2016
	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	RMB million	RMB million	RMB million	RMB million
Assets
Derivative financial instruments
-Forward foreign exchange contracts (note 39(b))	—	11	—	11
-Interest rate swaps (note 39(a))	—	137	—	137
Available-for-sale financial Assets (note 24)	538	—	—	538

Total	538	148	—	686

Liabilities
Derivative financial instruments
-Forward foreign exchange contracts (note 39(b))	—	11	—	11
-Interest rate swaps (note 39(a))	—	47	—	47

Total	—	58	—	58

Interest Rate Risk [Member]
Summary of Risk

The following tables detail the interest rate profiles of the Group’s interest-bearing financial instruments at the reporting dates:

	2017	2016
	RMB million	RMB million
Floating rate instruments
Cash and cash equivalents	4,605	1,695
Restricted bank deposits and short-term bank deposits	51	43
Borrowings	(13,272)	(15,419)
Obligations under finance leases	(66,868)	(61,041)
Interest rate swap at notional amount	9,280	11,352

	2017	2016
	RMB million	RMB million
Fixed rate instruments
Borrowings	(50,529)	(41,313)

Summary of Sensitivity Analysis of Risk

The following table indicates the approximate change in the Group’s profit or loss and other comprehensive income, taking the interest rate swap into consideration, if interest rate had been 25 basis points higher with all other variables held constant:

	2017		2016
		Effect on other		Effect on other
	Effect on	comprehensive	Effect on	comprehensive
	profit or loss	income	profit or loss	income
	RMB million	RMB million	RMB million	RMB million
Floating rate instruments	(142)	17	(140)	21

Foreign Currency Risk [Member]
Summary of Risk

The following tables detail the Group’s exposure to major currency risk at the reporting dates:

	2017
	USD	EUR	SGD	KRW
	RMB million	RMB million	RMB million	RMB million
Trade receivables	31	3	16	16
Cash and cash equivalents	961	74	28	—
Other receivables	1,065	—	1	131
Other non-current assets	206	—	—	—
Trade and other payables	(111)	—	(6)	—
Obligations under finance leases	(29,254)	—	(627)	—
Borrowings	(7,555)	(4,921)	(2,435)	(1,058)

	2016
	USD	EUR	JPY	KRW
	RMB million	RMB million	RMB million	RMB million
Trade receivables	79	99	2	27
Cash and cash equivalents	702	39	15	—
Other receivables	1,636	—	8	125
Other non-current assets	267	—	—	—
Trade and other payables	(123)	—	(2)	(1)
Obligations under finance leases	(44,913)	—	(326)	—
Borrowings	(7,953)	(4,215)	—	(1,008)

Summary of Sensitivity Analysis of Risk

The following tables indicate the approximate change in the Group’s consolidated statement of profit or loss and other comprehensive income in response to a 1% appreciation or depreciation of the RMB against the following major currencies at the reporting dates:

	2017		2016
		Effect on other		Effect on other
	Effect on	comprehensive	Effect on	comprehensive
	profit or loss	income	profit or loss	income
	RMB million	RMB million	RMB million	RMB million
If RMB (weakens)/strengthens against USD	(260)/260	41/(41)	(377)/377	23/(23)
If RMB (weakens)/strengthens against EUR	(36)/36	—	(31)/31	—
If RMB (weakens)/strengthens against JPY	(1)/1	—	(2)/2	—
If RMB (weakens)/strengthens against KRW	(7)/7	—	(6)/6	—

At fair value [member]
Disclosure of fair value of financial instruments

Assets and liabilities for which fair values are disclosed:

As at 31 December 2017
	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	RMB million	RMB million	RMB million	RMB million
Assets
Deposits relating to aircraft held under operating leases included in other long-term assets	—	193	—	193

Liabilities
Long-term borrowings	2,678	21,134	—	23,812
Obligations under finance leases	—	57,352	—	57,352

Total	2,678	78,486	—	81,164

As at 31 December 2016

	Fair value measurement using
	Quoted prices in active markets (Level 1)	Significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
	RMB million	RMB million	RMB million	RMB million
Assets
Deposits relating to aircraft held under operating leases included in other long-term assets	—	258	—	258

Liabilities
Long-term borrowings	—	28,075	—	28,075
Obligations under finance leases	—	50,408	—	50,408

Total	—	78,483	—	78,483